Leuthold Global Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 65.05%
Air Freight & Logistics - 2.08%
Cia de Distribucion Integral Logista Holdings SA (b)	4,756	$128,252
Deutsche Post AG (b)	2,875	140,479
DSV A/S (b)	411	86,327
FedEx Corp.	712	176,505
		531,563
Automobiles - 3.03%
Bayerische Motoren Werke AG (b)	1,064	130,880
General Motors Co.	3,594	138,585
Hyundai Motor Co. (b)	503	79,119
Mazda Motor Corp. (b)	9,000	86,978
Mercedes-Benz Group AG (b)	1,561	125,647
Nissan Motor Co., Ltd. (b)	21,100	86,597
Stellantis NV (b)	7,298	128,305
		776,111
Banks - 3.09%
ABN AMRO Bank NV (b)	7,619	118,424
ANZ Group Holdings, Ltd. (b)	4,889	77,392
Banco Santander SA - ADR	29,808	110,588
The Bank of Nova Scotia (b)	1,467	73,409
Barclays PLC - ADR	10,495	82,491
Citigroup, Inc.	1,609	74,078
Commerzbank AG (b)	9,125	101,159
Mizuho Financial Group, Inc. - ADR	35,493	108,963
Virgin Money UK PLC (b)	23,254	44,281
		790,785
Capital Markets - 1.72%
Raymond James Financial, Inc.	841	87,271
Stifel Financial Corp.	2,138	127,574
The Goldman Sachs Group, Inc.	698	225,133
		439,978
Communications Equipment - 1.35%
Cisco Systems, Inc.	2,515	130,126
Juniper Networks, Inc.	2,539	79,547
Nokia Oyj - ADR	17,699	73,628
Wistron NeWeb Corp. (b)	20,000	61,441
		344,742
Construction Materials - 3.34%
Asia Cement Corp. (b)	54,000	77,094
Buzzi Unicem SpA (b)	3,254	81,529
CRH PLC - ADR	2,464	137,319
CSR, Ltd. (b)	17,907	62,110
Eagle Materials, Inc.	475	88,549
Heidelberg Materials AG (b)	1,259	103,539
Holcim AG (b)	1,879	126,658
Summit Materials, Inc. - Class A (a)	2,482	93,944
Wienerberger AG (b)	2,699	82,618
		853,360
Consumer Staples Distribution - 3.08%
George Weston, Ltd. (b)	988	116,807
Ingles Markets, Inc. - Class A	897	74,137
J Sainsbury PLC (b)	37,651	128,710
Koninklijke Ahold Delhaize NV (b)	3,644	124,235
Marks & Spencer Group PLC (b)	40,000	98,049
The Andersons, Inc.	1,909	88,100
The SPAR Group, Ltd. (b)	10,757	60,102
Tsuruha Holdings, Inc. (b)	1,300	96,822
		786,962
Distributors - 0.44%
LKQ Corp.	1,951	113,685

Household Durables - 5.39%
Barratt Developments PLC (b)	10,848	57,014
Haseko Corp. (b)	7,300	89,954
KB Home	3,310	171,160
Lennar Corp. - Class A	2,150	269,417
Meritage Homes Corp.	2,035	289,519
Redrow PLC (b)	10,974	61,610
Toll Brothers, Inc.	2,902	229,461
Tri Pointe Homes, Inc. (a)	6,400	210,304
		1,378,439
Insurance - 6.17%
Axis Capital Holdings, Ltd. (b)	1,996	107,445
DB Insurance Co., Ltd. (b)	1,703	96,726
Everest Re Group, Ltd. (b)	809	276,565
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	960	360,397
Old Republic International Corp.	5,124	128,971
Sompo Holdings, Inc. (b)	3,700	166,016
Swiss Re AG (b)	2,898	292,010
The Allstate Corp.	1,393	151,893
		1,580,023
Metals & Mining - 2.24%
ArcelorMittal SA - NYRS - ADR	3,909	106,872
BlueScope Steel, Ltd. (b)	6,159	84,765
Commercial Metals Co.	1,911	100,633
Ryerson Holding Corp.	2,070	89,797
Ternium SA - ADR	3,051	120,972
United States Steel Corp.	2,776	69,428
		572,467
Oil, Gas & Consumable Fuels - 7.56%
APA Corp.	4,741	162,000
Canadian Natural Resources, Ltd. (b)	5,250	295,365
Chord Energy Corp.	1,127	173,333
Eni SpA - ADR	4,259	122,617
EOG Resources, Inc.	2,498	285,871
Exxon Mobil Corp.	1,961	210,317
Inpex Corp. (b)	13,800	151,613
Petroleo Brasileiro SA - ADR	8,665	119,837
PTT Exploration & Production PCL - NVDR (b)	28,500	120,759
Shell PLC - ADR	2,223	134,225
Suncor Energy, Inc. (b)	4,616	135,341
Woodside Energy Group, Ltd. - ADR	1,029	23,862
		1,935,140
Paper & Forest Products - 0.00%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	–

Passenger Airlines - 2.81%
Air France-KLM (a)(b)	42,314	79,724
American Airlines Group, Inc. (a)	5,949	106,725
Delta Air Lines, Inc.	3,816	181,413
Deutsche Lufthansa AG (b)	9,533	97,747
Ryanair Holdings PLC - ADR (a)	1,139	125,973
United Airlines Holdings, Inc. (a)	2,317	127,134
		718,716
Pharmaceuticals - 4.00%
Bayer AG (b)	1,449	80,210
Bristol-Myers Squibb Co.	1,910	122,145
GSK PLC - ADR	2,331	83,077
Johnson & Johnson	861	142,513
Merck & Co., Inc.	1,732	199,855
Novartis AG - ADR	1,785	180,124
Pfizer, Inc.	3,066	112,461
Takeda Pharmaceutical Co., Ltd. - ADR	6,558	103,026
		1,023,411
Semiconductors & Semiconductor Equipment - 8.00%
Amkor Technology, Inc.	4,758	141,551
Applied Materials, Inc.	1,951	281,998
ASM International NV (b)	768	326,097
Diodes, Inc. (a)	1,445	133,648
Intel Corp.	2,853	95,404
Lam Research Corp.	565	363,216
Marvell Technology, Inc.	2,957	176,770
Sino-American Silicon Products, Inc. (b)	26,000	135,597
SK Hynix, Inc. (b)	1,466	128,809
Skyworks Solutions, Inc.	1,039	115,007
SUMCO Corp. (b)	5,900	83,704
Taiwan Surface Mounting Technology Corp. (b)	20,000	64,767
		2,046,568
Software - 3.82%
A10 Networks, Inc.	5,415	79,005
Check Point Software Technologies, Ltd. (a)(b)	1,254	157,527
Dolby Laboratories, Inc. - Class A	981	82,090
Dropbox, Inc. - Class A (a)	3,171	84,571
Fuji Soft, Inc. (b)	2,200	70,918
InterDigital, Inc.	888	85,736
Justsystems Corp. (b)	2,500	70,111
Progress Software Corp.	1,422	82,618
PTC, Inc. (a)	1,258	179,013
TeamViewer SE (a)(b)	5,380	86,475
		978,064
Textiles, Apparel & Luxury Goods - 3.58%
Christian Dior SE (b)	242	214,918
Gildan Activewear, Inc. - ADR	4,189	135,053
Kering SA (b)	306	168,973
Oxford Industries, Inc.	706	69,485
Pou Chen Corp. (b)	110,000	111,497
Steven Madden, Ltd.	2,351	76,854
The Swatch Group AG (b)	479	140,056
		916,836
Trading Companies & Distributors - 3.35%
ITOCHU Corp. (b)	3,300	131,081
Mitsui & Co., Ltd. (b)	4,100	155,176
Travis Perkins PLC (a)(b)	4,194	43,437
Triton International, Ltd. - ADR	1,994	166,020
Univar Solutions, Inc. (a)	3,149	112,860
WESCO International, Inc.	1,396	249,968
		858,542

TOTAL COMMON STOCKS (Cost $14,281,154)		$16,645,392

PREFERRED STOCKS - 0.64%
Automobiles - 0.32%
Volkswagen AG	605	$81,356

Metals & Mining - 0.32%
Gerdau SA - ADR	15,943	83,223

TOTAL PREFERRED STOCKS (Cost $162,214)		$164,579

INVESTMENT COMPANIES - 9.79%
Exchange Traded Funds - 9.79%
Invesco CurrencyShares Japanese Yen Trust (a)	5,521	$356,326
iShares 0-5 Year TIPS Bond ETF	2,535	247,416
iShares Gold Trust (a)	7,550	274,744
iShares International Treasury Bond ETF	8,195	324,440
SPDR Bloomberg International Treasury Bond ETF	11,325	255,379
SPDR Bloomberg Short Term High Yield Bond ETF	7,250	179,075
SPDR Gold Shares (a)	1,486	264,909
VanEck J. P. Morgan EM Local Currency Bond ETF	7,755	198,218
Vanguard Mortgage-Backed Securities ETF	8,830	406,092

TOTAL INVESTMENT COMPANIES (Cost $2,451,879)		$2,506,599

	Principal Amount	Fair Value
CORPORATE BONDS - 1.93%
Banks - 1.93%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$470,000	$493,124

TOTAL CORPORATE BONDS (Cost $513,653)		493,124

FOREIGN GOVERNMENT BONDS - 1.45%
Foreign Government Bonds - 1.45%
French Republic Government OAT
1.250%, 05/25/2036	EUR 420,000	369,972

TOTAL FOREIGN GOVERNMENT BONDS (Cost $389,827)		$369,972

UNITED STATES TREASURY OBLIGATIONS - 6.18%
United States Treasury Notes - 2.78%
2.625%, 04/15/2025	$350,000	$335,645
2.875%, 05/15/2032	155,000	143,641
3.250%, 05/15/2042	260,000	231,634
		710,920
United States Treasury Bills - 3.40%
5.243%, 10/17/2023 (f)(g)	500,000	492,328
4.880%, 11/02/2023 (f)(g)	385,000	378,202
		870,530

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $1,630,504)		$1,581,450

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 10.59%
Money Market Funds - 10.59%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 4.985% (c)(h)	2,708,841	$2,708,841

TOTAL SHORT-TERM INVESTMENTS (Cost $2,708,841)		$2,708,841

Total Investments (Cost $22,138,072) - 95.63%		$24,469,957
Other Assets in Excess of Liabilities - 4.37%		1,117,562
TOTAL NET ASSETS - 100.00%		$25,587,519

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
EUR	Euro
NVDR	Non Voting Depositary Receipt
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2023.
(d)	Illiquid security. The fair value of this security totals $0 which represents an amount that rounds to 0.00% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

(f)	Rate represents the annualized effective yield to maturity from the purchase price.
(g)	Zero coupon security.
(h)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
Australian Dollar	$224,267	0.92%
British Pound	433,100	1.77
Canadian Dollar	116,807	0.48
Danish Kroner	86,327	0.35
Euro	3,624,061	14.81
Japanese Yen	1,188,970	4.86
New Taiwan Dollar	450,397	1.84
South African Rand	60,102	0.25
South Korea Won	304,655	1.24
Swiss Franc	558,725	2.28
Thai Baht	120,759	0.49
US Dollar	17,301,787	70.71
Total Investments	$24,469,957	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
Australia	$248,129	1.02%
Austria	82,618	0.34
Bermuda	550,030	2.25
Brazil	203,060	0.83
Canada	755,975	3.09
Denmark	86,327	0.35
Finland	73,628	0.30
France	833,587	3.41
Germany	1,307,889	5.33
Ireland	263,292	1.07
Israel	157,527	0.64
Italy	204,146	0.83
Japan	1,400,959	5.73
Luxembourg	227,844	0.93
Netherlands	697,061	2.84
South Africa	60,102	0.24
South Korea	304,654	1.25
Spain	238,840	0.98
Switzerland	738,848	3.01
Taiwan	450,396	1.85
Thailand	120,759	0.49
United Kingdom	732,894	3.00
United States	14,731,392	60.22
Total Investments	$24,469,957	100.00%

Leuthold Global Fund
Schedule of Securities Sold Short - (a)
June 30, 2023 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 4.94%
Aerospace & Defense - 0.14%
Kratos Defense & Security Solutions, Inc.	705	$10,110
L3Harris Technologies, Inc.	84	16,445
Leonardo DRS, Inc.	593	10,282
		36,837
Air Freight & Logistics - 0.05%
GXO Logistics, Inc.	194	12,187

Automobile Components - 0.10%
Dorman Products, Inc.	110	8,671
Gentherm, Inc.	144	8,138
The Goodyear Tire & Rubber Co.	619	8,468
		25,277
Automobiles - 0.08%
Tesla, Inc.	80	20,942

Banks - 0.11%
First Financial Bankshares, Inc.	323	9,202
Home BancShares Inc/AR	436	9,941
Seacoast Banking Corp of Florida	421	9,304
		28,447
Beverages - 0.07%
Constellation Brands, Inc. - Class 1	75	18,460

Broadline Retail - 0.16%
Amazon.com, Inc.	159	20,727
Coupang, Inc. - Class A	1,100	19,140
		39,867
Building Products - 0.08%
Trex Co., Inc.	169	11,080
Zurn Elkay Water Solutions Corp.	328	8,820
		19,900
Capital Markets - 0.49%
Blackstone, Inc.	206	19,152
Blue Owl Capital, Inc. - Class A	730	8,505
Brookfield Corp. - Class A (b)	665	22,377
Cohen & Steers, Inc.	154	8,930
Intercontinental Exchange, Inc.	205	23,181
KKR & Co., Inc.	315	17,640
PJT Partners, Inc. - Class A	126	8,775
The Charles Schwab Corp.	312	17,684
		126,244
Chemicals - 0.28%
Albemarle Corp.	82	18,293
Avient Corp.	211	8,630
Diversey Holdings, Ltd.	1,221	10,244
Ecolab, Inc.	79	14,749
International Flavors & Fragrances, Inc.	126	10,028
Stepan Co.	91	8,696
		70,640
Commercial Services & Supplies - 0.03%
Driven Brands Holdings, Inc.	329	8,903

Consumer Staples Distribution - 0.07%
Sysco Corp.	231	17,140

Containers & Packaging - 0.12%
Ball Corp.	362	21,072
Crown Holdings, Inc.	108	9,382
		30,454
Diversified Consumer Services - 0.06%
Coursera, Inc.	434	5,651
Mister Car Wash, Inc.	1,070	10,325
		15,976
Electrical Equipment - 0.06%
Ballard Power Systems, Inc. (b)	1,545	6,736
Vicor Corp.	157	8,478
		15,214
Electronic Equipment, Instruments & Components - 0.11%
Coherent Corp.	159	8,106
Zebra Technologies Corp.	65	19,229
		27,335
Energy Equipment & Services - 0.03%
Helmerich & Payne, Inc.	244	8,650

Entertainment - 0.09%
Take-Two Interactive Software, Inc.	148	21,780

Financial Services - 0.03%
Jack Henry & Associates, Inc.	51	8,534

Food Products - 0.11%
J & J Snack Foods Corp.	65	10,293
McCormick & Co., Inc.	211	18,406
		28,699
Health Care Equipment & Supplies - 0.20%
Neogen Corp.	390	8,482
ResMed, Inc.	103	22,506
STERIS PLC	86	19,348
		50,336
Health Care Providers & Services - 0.08%
Guardant Health, Inc.	227	8,127
R1 RCM, Inc.	652	12,029
		20,156
Health Care Technology - 0.06%
Veeva Systems, Inc. - Class A	82	16,214

Hotels, Restaurants & Leisure - 0.09%
Caesars Entertainment, Inc.	231	11,774
Norwegian Cruise Line Holdings, Ltd.	543	11,821
		23,595
Household Durables - 0.07%
Newell Brands, Inc.	1,033	8,987
Sonos, Inc.	603	9,847
		18,834
Household Products - 0.04%
WD-40 Co.	49	9,244

Insurance - 0.10%
Cincinnati Financial Corp.	172	16,739
Palomar Holdings, Inc.	141	8,184
		24,923
IT Services - 0.03%
Globant SA (b)	48	8,627

Leisure Products - 0.11%
Hasbro, Inc.	150	9,715
Mattel, Inc.	472	9,223
Topgolf Callaway Brands Corp.	413	8,198
		27,136
Life Sciences Tools & Services - 0.07%
Bio-Techne Corp.	105	8,571
Illumina, Inc.	45	8,437
		17,008
Machinery - 0.08%
Kornit Digital, Ltd. (b)	295	8,664
Stanley Black & Decker, Inc.	114	10,683
		19,347
Metals & Mining - 0.09%
Alcoa Corp.	190	6,447
Compass Minerals International, Inc.	252	8,568
Royal Gold, Inc.	80	9,182
		24,197
Multi-Utilities - 0.13%
CMS Energy Corp.	280	16,450
Dominion Energy, Inc.	313	16,210
		32,660
Oil, Gas & Consumable Fuels - 0.15%
Cameco Corp. (b)	395	12,375
Cenovus Energy, Inc. (b)	1,025	17,405
New Fortress Energy, Inc.	289	7,739
		37,519
Passenger Airlines - 0.16%
Alaska Air Group, Inc.	212	11,274
Allegiant Travel Co.	90	11,365
Southwest Airlines Co.	503	18,214
		40,853
Personal Care Products - 0.05%
The Estee Lauder Companies, Inc. - Class A	72	14,139

Professional Services - 0.28%
Broadridge Financial Solutions, Inc.	117	19,379
Dun & Bradstreet Holdings, Inc.	748	8,654
Equifax, Inc.	72	16,941
Planet Labs PBC - Class A	1,985	6,392
TransUnion	260	20,366
		71,732
Real Estate Investment Trusts (REITs) - 0.17%
Rexford Industrial Realty, Inc.	141	7,363
Safehold, Inc.	269	6,383
Welltower, Inc.	258	20,870
Rayonier, Inc.	271	8,509
		43,125
Real Estate Management & Development - 0.04%
DigitalBridge Group, Inc. - Class A	767	11,283

Semiconductors & Semiconductor Equipment - 0.18%
Advanced Micro Devices, Inc.	141	16,061
Entegris, Inc.	109	12,079
Monolithic Power Systems, Inc.	33	17,828
		45,968
Software - 0.29%
Atlassian Corp. - Class A (b)	103	17,284
Crowdstrike Holdings, Inc. - Class A	146	21,443
Datadog, Inc. - Class A	110	10,822
Guidewire Software, Inc.	75	5,706
Zscaler, Inc.	132	19,312
		74,567
Specialty Retail - 0.07%
Boot Barn Holdings, Inc.	104	8,808
National Vision Holdings, Inc.	329	7,991
		16,799
Technology Hardware, Storage & Peripherals - 0.03%
Western Digital Corp.	227	8,610

Textiles, Apparel & Luxury Goods - 0.03%
Wolverine World Wide, Inc.	563	8,271

Water Utilities - 0.07%
American Water Works Co., Inc.	128	18,272

TOTAL COMMON STOCKS (Proceeds $1,238,714)		$1,264,901

INVESTMENT COMPANIES - 9.39%
Exchange Traded Funds - 9.39%
Consumer Staples Select Sector SPDR Fund	882	$65,418
Financial Select Sector SPDR Fund	1,589	53,565
Invesco QQQ Trust Series 1	194	71,667
iShares Expanded Tech-Software Sector ETF	94	32,516
iShares MSCI ACWI ETF	10,973	1,052,750
iShares MSCI EAFE ETF	11,213	812,943
iShares MSCI Emerging Markets ETF	4,540	179,602
Real Estate Select Sector SPDR Fund	1,406	52,992
SPDR S&P 500 ETF Trust	67	29,700
Utilities Select Sector SPDR Fund	787	51,501

TOTAL INVESTMENT COMPANIES (Proceeds $2,375,675)		$2,402,654

TOTAL SECURITIES SOLD SHORT
(Proceeds $3,614,389) - 14.33%		$3,667,555

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Global Fund

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of June 30, 2023:

Investments at Fair Value	Level 1	Level 2	Level 3		Total
Common Stocks
Air Freight & Logistics	$176,505	$355,058	$-		$531,563
Automobiles	138,585	637,526	-		776,111
Banks	449,529	341,256	-		790,785
Capital Markets	439,978	-	-		439,978
Communication Equipment	283,301	61,441	-		344,742
Construction Materials	319,812	533,548	-		853,360
Consumer Staples Distribution	279,044	507,918	-		786,962
Distributors	113,685	-	-		113,685
Household Durables	1,169,861	208,578	-		1,378,439
Insurance	664,874	915,149	-		1,580,023
Metals & Mining	487,702	84,765	-		572,467
Oil, Gas & Consumable Fuels	272,372	1,662,768	-		1,935,140
Paper & Forest Products	-	-	0	(1)	0
Passenger Airlines	541,245	177,471	-		718,716
Pharmaceuticals	1,023,411	-	-		1,023,411
Semiconductors & Semiconductor Equipment	1,307,594	738,974	-		2,046,568
Software	750,560	227,504	-		978,064
Textiles, Apparel & Luxury Goods	281,392	635,444	-		916,836
Trading Companies & Distributors	528,848	329,694	-		858,542
Total Common Stocks	9,228,298	7,417,094	0		16,645,392
Preferred Stocks
Automobiles	-	81,356	-		81,356
Metals & Mining	83,223	-	-		83,223
Total Preferred Stocks	83,223	81,356	-		164,579
Exchange Traded Funds	2,506,599	-	-		2,506,599
Corporate Bonds	-	493,124	-		493,124
Foreign Government Bonds	-	369,972	-		369,972
United States Treasury Obligations	-	1,581,450	-		1,581,450
Money Market Funds	2,708,841	-	-		2,708,841
Total Investments in Securities	$14,526,961	$9,942,996	$0		$24,469,957

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3		Total
Common Stocks	$1,264,901	$-	$-		$1,264,901
Exchange Traded Funds	2,402,654	-	-		2,402,654
Total Securities Sold Short	$3,667,555	$–	$–		$3,667,555

(1) Management has determined transfers into/out of level 3 and the value of level 3 investments at year end to be immaterial to the Fund.